Property, plant & equipment - Income Statement Impact (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, plant & equipment
Depreciation expense	€ (3,296)	€ (3,306)	€ (3,640)
Interest expense on lease liabilities	(325)		(289)
Interest Expense Income On Lease Liabilities.		304
Expenses related to short-term leases/ low-value assets/ variable lease payments	€ (689)	€ 645	€ (537)